Leased Property - Lease, Cost (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost
Right-of-use asset amortization	$ 51	$ 51	$ 51	$ 51	$ 102	$ 102	$ 204	$ 207	$ 34
Interest expense	15	15	16	16	30	32	63	39	6
Operating lease cost	839	839	594	594	1,667	1,195	2,495	2,517	2,344
Total lease cost	$ 905	$ 905	$ 661	$ 661	$ 1,799	$ 1,329	$ 2,762	$ 2,763	$ 2,384